Equity Capital and Earnings Per Share - Summary of Further Information on Preferred Shares and Other Equity Instruments Outstanding (Detail) - CAD ($) shares in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [Line Items]
Face amount	$ 440,077,000,000	$ 395,957,000,000
Other equity interest [member] | Series 1(LRCN-Series 1) [member]
Disclosure of classes of share capital [Line Items]
Issue date	Feb. 19, 2021
Annual dividend rate	3.375%
Earliest redemption date	May 19, 2026
Face amount	$ 2,000,000,000
Net amount	$ 1,982,000,000	1,982,000,000
Other equity interest [member] | Series 2 (LRCN-Series 2) [member]
Disclosure of classes of share capital [Line Items]
Issue date	Nov. 12, 2021
Annual dividend rate	4.10%
Earliest redemption date	Feb. 19, 2027
Face amount	$ 1,200,000,000
Net amount	$ 1,189,000,000	1,189,000,000
Other equity interest [member] | Series 3(LRCN-Series 1) [member]
Disclosure of classes of share capital [Line Items]
Issue date	Jun. 16, 2022
Annual dividend rate	7.117%
Earliest redemption date	Jun. 19, 2027
Face amount	$ 1,000,000,000
Net amount	$ 990,000,000	990,000,000
Class 1, Series 3 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Mar. 11, 2011
Annual dividend rate	2.348%
Earliest redemption date	Jun. 19, 2026
Number of shares	7
Face amount	$ 163,000,000
Net amount	$ 160,000,000	160,000,000
Class 1, Series 4 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Jun. 20, 2016
Earliest redemption date	Jun. 19, 2026
Number of shares	1
Face amount	$ 37,000,000
Net amount	$ 36,000,000	36,000,000
Class 1, Series 9 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	May 24, 2012
Annual dividend rate	5.978%
Earliest redemption date	Sep. 19, 2027
Number of shares	10
Face amount	$ 250,000,000
Net amount	$ 244,000,000	244,000,000
Class 1, Series 11 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Dec. 04, 2012
Annual dividend rate	6.159%
Earliest redemption date	Mar. 19, 2028
Number of shares	8
Face amount	$ 200,000,000
Net amount	$ 196,000,000	196,000,000
Class 1, Series 13 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Jun. 21, 2013
Annual dividend rate	6.35%
Earliest redemption date	Sep. 19, 2028
Number of shares	8
Face amount	$ 200,000,000
Net amount	$ 196,000,000	196,000,000
Class 1, Series 15 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Feb. 25, 2014
Annual dividend rate	3.786%
Earliest redemption date	Jun. 19, 2024
Number of shares	8
Face amount	$ 200,000,000
Net amount	$ 195,000,000	195,000,000
Class 1, Series 17 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Aug. 15, 2014
Annual dividend rate	3.80%
Earliest redemption date	Dec. 19, 2024
Number of shares	14
Face amount	$ 350,000,000
Net amount	$ 343,000,000	343,000,000
Class 1, Series 19 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Dec. 03, 2014
Annual dividend rate	3.675%
Earliest redemption date	Mar. 19, 2025
Number of shares	10
Face amount	$ 250,000,000
Net amount	$ 246,000,000	246,000,000
Class 1, Series 25 Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Feb. 20, 2018
Annual dividend rate	5.942%
Earliest redemption date	Jun. 19, 2028
Number of shares	10
Face amount	$ 250,000,000
Net amount	$ 245,000,000	245,000,000
Class A, Series 2 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Feb. 18, 2005
Annual dividend rate	4.65%
Number of shares	14
Face amount	$ 350,000,000
Net amount	$ 344,000,000	344,000,000
Class A, Series 3 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issue date	Jan. 03, 2006
Annual dividend rate	4.50%
Number of shares	12
Face amount	$ 300,000,000
Net amount	$ 294,000,000	294,000,000
Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares	102
Face amount	$ 6,750,000,000
Net amount	$ 6,660,000,000	$ 6,660,000,000